Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Aug. 22, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table reports the compensation of our Principal Executive Officers (“PEOs”) and the average compensation of the other NEOs (the “Non-PEO NEOs”) as reported in the Summary Compensation Table for the past four fiscal years, as well as their “compensation actually paid” (“CAP”) as calculated pursuant to rules adopted by the SEC. CAP amounts for purposes of the tabular disclosure and the following graphs were calculated in accordance with Item 402(v) of Regulation S-K and do not necessarily represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years. The Compensation and Management Development Committee does not use CAP as the basis for making its compensation decisions. For information concerning the Compensation and Management Development Committee’s compensation philosophy and how the Compensation and Management Development Committee aligns executive compensation with financial performance, refer to the CD&A section of this proxy statement.

							Value of Initial Fixed $100 Investment Based On:			Company Selected Measure(6)
Year(1)	Summary Compensation Table Total for Former PEO	Compensation Actually Paid to Former PEO(2)	Summary Compensation Table Total for Current PEO	Compensation Actually Paid to Current PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(3)	Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income (Loss) ($ in millions)(5)	Consolidated Constant Currency Revenue ($ in millions)(6)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$12,761,312	$(19,161,122)	$10,191,476	$10,289,429	$5,015,400	$5,056,791	$86.40	$124.22	$1,024.0	$7,353
2022	$16,449,105	$20,502,180	$—	$—	$4,689,197	$5,650,800	$89.82	$113.92	$231.4	$7,160
2021	$14,983,532	$(1,094,956)	$—	$—	$4,235,857	$1,320,366	$86.11	$140.40	$401.6	$7,809
2020	$13,031,701	$7,354,725	$—	$—	$3,437,316	$3,191,439	$103.77	$117.63	$(138.9)	$6,964

(1)
The current PEO is Mr. Tornos, who began serving as PEO on August 22, 2023, and the former PEO is Mr. Hanson, who served as PEO for each of 2020, 2021 and 2022, and for 2023 until August 22, 2023. The Non-PEO NEOs for the applicable years were as follows:
(a)
2023: Messrs. Upadhyay, Yi, van Zuilen and Phipps.
(b)
2022: Messrs. Upadhyay, Tornos, Yi and Phipps.
(c)
2021: Messrs. Upadhyay, Tornos, Yi and van Zuilen.
(d)
2020: Messrs. Upadhyay, Tornos and Yi and Didier Deltort, former President, EMEA.
(2)
The Summary Compensation Table totals reported for each of the former PEO and current PEO for 2023 were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate CAP:

	Former PEO	Current PEO
Year	2023	2023
Summary Compensation Table Total	$12,761,312	$10,191,476
Summary Compensation Table Stock Awards and Option Awards	$(11,750,072)	$(7,472,584)
Summary Compensation Table Change in Pension Value	$—	$—
Year End Fair Value of Equity Awards Granted in the Year	$—	$8,812,154
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$—	$(1,035,367)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(670,553)	$(206,251)
Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$(19,501,808)	$—
Pension Service Costs	$—	$—
Compensation Actually Paid	$(19,161,122)	$10,289,429

(3)
The Average Summary Compensation Table total reported for the Non-PEO NEOs for 2023 was subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate Average CAP:

Year	2023
Summary Compensation Table Total	$5,015,400
Summary Compensation Table Stock Awards and Option Awards	$(3,381,429)
Summary Compensation Table Change in Pension Value	$(86,007)
Year End Fair Value of Equity Awards Granted in the Year	$4,053,260
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(589,251)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(13,688)
Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$—
Pension Service Costs	$58,506
Compensation Actually Paid	$5,056,791

(4)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies included in the S&P 500 Health Care Equipment Index, which is the industry index we used for purposes of Item 201(e) of Regulation S-K.
(5)
Net Income (Loss) reflects the Net Earnings (Loss) of Zimmer Biomet Holdings, Inc., inclusive of results from those discontinued operations relating to the spinoff of ZimVie on March 1, 2022.
(6)
The company has identified consolidated constant currency revenue from the tabular list of 2023 Most Important Measures below as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link CAP to the PEO and the Non-PEO NEOs in 2023 to the company’s performance. See Appendix A in this proxy statement for a reconciliation of consolidated constant currency revenue, a non-GAAP measure, to the most directly comparable GAAP measure.

Company Selected Measure Name			consolidated constant currency revenue
Named Executive Officers, Footnote
(1)
The current PEO is Mr. Tornos, who began serving as PEO on August 22, 2023, and the former PEO is Mr. Hanson, who served as PEO for each of 2020, 2021 and 2022, and for 2023 until August 22, 2023. The Non-PEO NEOs for the applicable years were as follows:
(a)
2023: Messrs. Upadhyay, Yi, van Zuilen and Phipps.
(b)
2022: Messrs. Upadhyay, Tornos, Yi and Phipps.
(c)
2021: Messrs. Upadhyay, Tornos, Yi and van Zuilen.
(d)
2020: Messrs. Upadhyay, Tornos and Yi and Didier Deltort, former President, EMEA.

Peer Group Issuers, Footnote			Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies included in the S&P 500 Health Care Equipment Index, which is the industry index we used for purposes of Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote
(2)
The Summary Compensation Table totals reported for each of the former PEO and current PEO for 2023 were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate CAP:

	Former PEO	Current PEO
Year	2023	2023
Summary Compensation Table Total	$12,761,312	$10,191,476
Summary Compensation Table Stock Awards and Option Awards	$(11,750,072)	$(7,472,584)
Summary Compensation Table Change in Pension Value	$—	$—
Year End Fair Value of Equity Awards Granted in the Year	$—	$8,812,154
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$—	$(1,035,367)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(670,553)	$(206,251)
Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$(19,501,808)	$—
Pension Service Costs	$—	$—
Compensation Actually Paid	$(19,161,122)	$10,289,429

Non-PEO NEO Average Total Compensation Amount			$ 5,015,400	$ 4,689,197	$ 4,235,857	$ 3,437,316
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,056,791	5,650,800	1,320,366	3,191,439
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The Average Summary Compensation Table total reported for the Non-PEO NEOs for 2023 was subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate Average CAP:

Year	2023
Summary Compensation Table Total	$5,015,400
Summary Compensation Table Stock Awards and Option Awards	$(3,381,429)
Summary Compensation Table Change in Pension Value	$(86,007)
Year End Fair Value of Equity Awards Granted in the Year	$4,053,260
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$(589,251)
Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$(13,688)
Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$—
Pension Service Costs	$58,506
Compensation Actually Paid	$5,056,791

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Performance Measures

The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between company total shareholder return and that of the industry index peer group described above. As noted above, CAP amounts for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not necessarily represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years. See Appendix A in this proxy statement for a reconciliation of consolidated constant currency revenue, a non-GAAP measure, to the most directly comparable GAAP measure.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Tabular Disclosure of the Most Important Measures Linking Compensation Actually Paid During 2023 to Company Performance

The table below reflects the most important measures used by the company to link CAP to our NEOs for 2023 to company performance. For further information regarding these performance metrics and their function in our executive compensation program, please see the CD&A.

2023 Most Important Measures (Unranked)
● Consolidated constant currency revenue	● Consolidated free cash flow
● Adjusted operating profit	● Adjusted EPS growth

Total Shareholder Return Amount			$ 86.4	89.82	86.11	103.77
Peer Group Total Shareholder Return Amount			124.22	113.92	140.4	117.63
Net Income (Loss)			$ 1,024,000,000	$ 231,400,000	$ 401,600,000	$ (138,900,000)
Company Selected Measure Amount			7,353,000,000	7,160,000,000	7,809,000,000	6,964,000,000
PEO Name	Mr. Tornos	Mr. Hanson
Measure:: 1
Pay vs Performance Disclosure
Name			Consolidated constant currency revenue
Non-GAAP Measure Description
(6)
The company has identified consolidated constant currency revenue from the tabular list of 2023 Most Important Measures below as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link CAP to the PEO and the Non-PEO NEOs in 2023 to the company’s performance. See Appendix A in this proxy statement for a reconciliation of consolidated constant currency revenue, a non-GAAP measure, to the most directly comparable GAAP measure.

Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted operating profit
Measure:: 3
Pay vs Performance Disclosure
Name			Consolidated free cash flow
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted EPS growth
Mr. Hanson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 12,761,312		$ 16,449,105	$ 14,983,532	$ 13,031,701
PEO Actually Paid Compensation Amount		(19,161,122)		20,502,180	(1,094,956)	7,354,725
Mr. Hanson [Member] | Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(19,501,808)
Mr. Tornos [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,191,476			0	0	0
PEO Actually Paid Compensation Amount	10,289,429			$ 0	$ 0	$ 0
Mr. Tornos [Member] | Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Hanson [Member] | SCT Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(11,750,072)
PEO | Mr. Hanson [Member] | Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Hanson [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Hanson [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Mr. Hanson [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(670,553)
PEO | Mr. Hanson [Member] | Change in Pension Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0
PEO | Mr. Tornos [Member] | SCT Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,472,584)
PEO | Mr. Tornos [Member] | Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Tornos [Member] | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,812,154
PEO | Mr. Tornos [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,035,367)
PEO | Mr. Tornos [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(206,251)
PEO | Mr. Tornos [Member] | Change in Pension Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | SCT Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 3,381,429
Non-PEO NEO | Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(86,007)
Non-PEO NEO | Year End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,053,260
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(589,251)
Non-PEO NEO | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,688)
Non-PEO NEO | Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Pension Service Costs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 58,506